Business Combination - Summary of Net proceeds from Business Combination and PIPE financing (Detail) - Rigetti Computing, Inc $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Cash - SNII trust and cash (net of redemption)	$ 115,879
Cash - PIPE	147,510
Cash - SNII operating account	325
Less: SNII transaction cost	(38,110)
Net Proceeds from Business Combination and PIPE	$ 225,604